Report Of The Directors Financial Review Risk Report - Summary of financial instruments impacted by IBOR reform (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,865,200	$ 2,855,948
Financial liabilities	2,642,520	2,623,757
USD LIBOR | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,348,412	2,455,801
USD LIBOR | Amendments to financial instruments, IBOR reform | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	140,223	137,188
USD LIBOR | Amendments to financial instruments, IBOR reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,208,189	2,318,613
USD LIBOR | Non-derivative Financial Assets | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	54,348	76,063
USD LIBOR | Loans and advances to customers | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	49,632	70,932
USD LIBOR | Other financial assets | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,716	5,131
USD LIBOR | Non-derivative Financial Liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	25,564	28,472
USD LIBOR | Financial liabilities designated at fair value | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,224	20,219
USD LIBOR | Debt securities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,352	5,255
USD LIBOR | Other financial liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,988	2,998
GBP LIBOR | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Notional amount	68	290,055
GBP LIBOR | Amendments to financial instruments, IBOR reform | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	5,157
GBP LIBOR | Amendments to financial instruments, IBOR reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount	68	284,898
GBP LIBOR | Non-derivative Financial Assets | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	304	19,405
GBP LIBOR | Loans and advances to customers | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	262	18,307
GBP LIBOR | Other financial assets | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	42	1,098
GBP LIBOR | Non-derivative Financial Liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,804	4,097
GBP LIBOR | Financial liabilities designated at fair value | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,804	4,019
GBP LIBOR | Debt securities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
GBP LIBOR | Other financial liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	78
JPY LIBOR | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	103,699
JPY LIBOR | Amendments to financial instruments, IBOR reform | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	31,470
JPY LIBOR | Amendments to financial instruments, IBOR reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	72,229
JPY LIBOR | Non-derivative Financial Assets | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	370
JPY LIBOR | Loans and advances to customers | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	370
JPY LIBOR | Other financial assets | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
JPY LIBOR | Non-derivative Financial Liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,179	1,399
JPY LIBOR | Financial liabilities designated at fair value | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,179	1,399
JPY LIBOR | Debt securities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
JPY LIBOR | Other financial liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Others | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Notional amount	194,289	143,319
Others | Amendments to financial instruments, IBOR reform | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,337	9,652
Others | Amendments to financial instruments, IBOR reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount	186,952	133,667
Others | Non-derivative Financial Assets | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,474	8,261
Others | Loans and advances to customers | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,912	8,259
Others | Other financial assets | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,562	2
Others | Non-derivative Financial Liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	176	1
Others | Financial liabilities designated at fair value | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	1
Others | Debt securities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Others | Other financial liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 176	$ 0